Summary of Stock Option Activity (Details) - Equity Incentive Plan [Member] - Employee Stock [Member] - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant, beginning balance	5,139	1,035	1,046
Number of options outstanding, beginning balance	3,261	3,365	2,854
Number of RSUs outstanding, beginning balance	3	16	28
Weighted average exercise price, outstanding, beginning balance	$ 2.25	$ 2.32	$ 2.51
Shares available for grant increase option pool		4,000	500
Options grants increase option pool
Number of shares outstanding increase option pool
Weighted average exercise price increase option pool
Shares available for grant, options granted		(105)	(568)
Number of options outstanding, options granted		105	568
Number of RSUs outstanding, options granted
Weighted average exercise price, options granted		$ 0.79	$ 1.46
Shares available for grant, options forfeited, cancelled or expired		209	57
Number of options outstanding, options forfeited, cancelled or expired		(209)	(57)
Number of RSUs outstanding, options forfeited, cancelled or expired
Weighted average exercise price, options forfeited, cancelled or expired		$ 2.82	$ 2.56
Shares available for grant, restricted stock units vested
Number of options outstanding, restricted stock units vested
Number of RSUs outstanding, restricted stock units vested	(3)	(13)	(12)
Weighted average exercise price, restricted stock units vested
Shares available for grant, ending balance	5,139	5,139	1,035
Number of options outstanding, ending balance	3,261	3,261	3,365
Number of RSUs outstanding, ending balance		3	16
Weighted average exercise price, outstanding, ending balance	$ 2.25	$ 2.25	$ 2.32
Number of options outstanding, exercisable, ending balance	3,016	2,913
Weighted average exercise price, exercisable, ending balance	$ 2.34	$ 2.37